Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information

16. Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company concluded that the Group’s CODM is Mr. Lei Zhang, Chairman of the Board of Directors, and CEO.

In accordance with ASC 280-10, Segment Reporting: Overall, the CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment.

Key revenues streams are as below:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Insurance transaction services income	1,699,433	2,617,185	3,275,182
SaaS and technical service income	30,435	61,863	25,051
Others	5,536	11	1,185
Total	1,735,404	2,679,059	3,301,418

Substantially all revenues are derived in China where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China. Therefore, no geographical segments are presented.